Long-Term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-Term Investments
1 3 .	Long-term investments

Long-term
investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Debt investments (ii)	Total
Balance at December 31, 2020	1,000	—	1,000
Additons	209,900	749,955	959,855
Fair value change through earnings	—	591,506	591,506
Foreign currency translation	(546)	(2,639)	(3,185)

Balance at December 31, 2021	210,354	1,338,822	1,549,176

(i)	Equity investments without readily determinable fair values
Investment in Dogotix Inc. (“Dogotix”)
Dogotix is a company incorporated in the Cayman Islands with limited liability and is mainly engaged in research and development of robots with human-robot interaction function. In April 2021, the Group acquired minority preferred equity interests of Dogotix, a related party of the Group, for a total cash consideration of
 RMB19,900
during Dogotix’s Angel round of fund raising. The equity interests were not considered to be in-substance common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. The investment is considered as equity securities that do not have readily determinable fair values given that it is a privately held company. Accordingly, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
Other equity investments
In December 2021, the Group acquired minority common equity interests of a company, engaged in manufacturing of batteries for new energy vehicles for a total cash consideration of
 RMB190,000.
The equity interests in common stock do not have readily determinable fair values because the investee is a privately held company. Accordingly, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
(ii)	Debt investments
Investment in H
T
Flying Car Inc. (“Huitian”)
Huitian is a company incorporated in the Cayman Islands with limited liability and is mainly engaged in research, development, production and sales of flying vehicles. In January 2021, the Group acquired minority preferred equity interests of Huitian (“Huitian’s Series Angel preferred shares”), a related party of the Group, for a total consideration of
RMB24,551
during Huitian’s Angel round of fund raising. The equity interests were not considered to be in-substance common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. Huitian’s Series Angel preferred shares investment are considered equity securities that do not have readily determinable fair values given that it is a privately held company. Accordingly, upon the acquisition of the minority preferred equity interests of Huitian, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
In October 2021, the Group further invested US$90,000
,

e
quivalent to RMB574,146 as of the injection date, into Huitian during Huitian’s A round of fund raising. Among this investment,
US$70,000
was in form of preferred shares (“Huitian’s Series A preferred shares”) and
 US$20,000
was in form of a convertible bond. Concurrently, Huitian’s Series Angel preferred shares previously acquired by the Group in January 2021 were modified to align with the terms of the newly invested Huitian’s Series A preferred shares. The Group concluded that both Huitian’s Series Angel and Series A preferred shares investment are debt securities since Huitian’s Series Angel (with now modified terms) and Series A preferred shares held by the Group are redeemable merely by the passage of time and redeemable at the option of the Group.
In anticipation of the change in accounting model applicable to Huitian’s Series Angel preferred shares as a result of the modification, the Group opted to change its measurement accounting policy relating to Huitian’s Series Angel preferred shares as permitted by ASC 321, and elected to measure the original Huitian’s Series Angel preferred shares at fair value immediately before the modification (discussed in the preceding paragraph). The difference of
 RMB591,506
between the carrying value and the fair value of Huitian’s Series Angel preferred shares immediately before the modification was recognized in earnings. The Group then reclassified Huitian’s Series Angel preferred shares from equity securities to debt securities upon the modification. The modified Huitian’s Series Angel preferred shares investment together with the new Series A preferred shares investment will be measured on an ongoing basis at fair value with changes recognized in earnings. In addition, the convertible bond (acquired in October 2021) held by the Group in Huitian was also accounted for under the fair value option.
Investment in Dogotix
In October 2021, the Group acquired Dogotix’s convertible bonds in the
amount of US$6,440
(equivalent to RMB41,258 as of injection date) and elected to account for this investment at fair value option.
Other principal debt investments
In December 2021, the Group acquired minority preferred equity interests of a company engaged in research, development, production and sales of LiDAR for a total cash consideration of
 RMB100,000.
The preferred shares held by the Group become redeemable merely by the passage of time and is redeemable at the option of the Group as a holder. Accordingly, the Group elected to account for this investment under the fair value option.